Balance Sheet (Parenthetical) - Jun. 30, 2015 - $ / shares	Total
Statement of Financial Position [Abstract]
Preferred stock shares, Authorized	10,000,000
Preferred stock shares, par value	$ 0.0001
Preferred stock shares, issued
Preferred stock shares, outstanding
Common stock shares, Authorized	100,000,000
Common stock shares, par value	$ 0.0001
Common stock shares, issued	15,000,000
Common stock shares, outstanding	15,000,000